Going Concern and Liquidity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Net income (loss)					$ (1,753,666)	$ 2,104,430
Successor
Accumulated deficit	$ 11,095,620		$ 11,095,620		5,154,387
Net income (loss)	1,092,397	$ (106,608)	5,941,233	$ 1,491,056
Net cash (used in) operating activities			1,589,914	122,910
Cash and cash equivalents	1,920	$ 224	1,920	224	$ 1,616	$ 70,298
Negative Working Capital	$ 3,468,378		3,468,378
Proceeds from Notes Payable			368,253
Proceeds from debt			1,675,000	500,000
Proceeds from the sale of stock			492,000	$ 25,000
Common stock issued in non cash settlement of debt			$ 2,322,606